UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03734
EUPAC Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class A
| AEPGX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund

(the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 45	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your
instructions
will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-016-1125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class C
| AEPCX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the
last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 87	1.58% *
*Annualized.

Key
fund
statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)

Availability of add
itio
nal information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-016-1125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class T
| TEUPX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 31	0.57% *
*Annualized.

Key
fund
statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)

Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-016-1125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class F-1
| AEGFX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What
were
the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 47	0.85% *
*Annualized.

Key
fund
statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)

Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-016-1125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class F-2
| AEPFX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund

(the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 32	0.58% *
*Annualized.

Key
fund
statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)

Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-016-1125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class F-3
| FEUPX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 26	0.47% *
*Annualized.

Key
fund
statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)

Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-016-1125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class 529-A
| CEUAX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs
for
the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 46	0.84% *
*Annualized.

Key
fund
statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)

Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-016-1125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class 529-C
| CEUCX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
c
apitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.

What
were
the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 90	1.63% *
*Annualized.

Key
fund
statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)

Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-016-1125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class 529-E
| CEUEX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225.

What were the fund
costs
for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 60	1.09% *
*Annualized.

Key
fund
statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)

Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-016-1125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class 529-T
| TEUGX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 34	0.62% *
*Annualized.

Key
fund
statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)

Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-016-1125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class 529-F-1
| CEUFX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

What
were
the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 36	0.66% *
*Annualized.

Key
fund
statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)

Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-016-1125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class 529-F-2
| FUEPX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last
six
months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 32	0.58% *
*Annualized.

Key
fund
statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)

Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-016-1125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class 529-F-3
| FEPUX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund
costs
for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 29	0.52% *
*Annualized.

Key
fund
statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)

Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-016-1125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class R-1
| RERAX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 86	1.56% *
*Annualized.

Key
fund
statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)

Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-016-1125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class R-2
| RERBX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 86	1.56% *
*Annualized.

Key
fund
statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)

Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-016-1125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class R-2E
| REEBX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 69	1.26% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)

Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-016-1125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class R-3
| RERCX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 61	1.11% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)

Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-016-1125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class R-4
| REREX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 45	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of additional in
formatio
n
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-016-1125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class R-5E
| RERHX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fun
d costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 34	0.61% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Availability of add
itio
nal inf
orm
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-016-1125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class R-5
| RERFX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 28	0.51% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Av
ailab
ility of ad
diti
onal inf
or
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-016-1125 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHO
LD
ER REPORT
EUPAC Fund
™
(formerly EuroPacific

Growth Fund)
Class R-6
| RERGX
for the six months ended September 30, 2025
This semi-annual shareholder report contains important information about EUPAC Fund (the "fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 26	0.47% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 136,092
Total number of portfolio holdings	372
Portfolio turnover rate	27%
Portfolio holdings by sector
(percent of net assets)
Avail
abil
ity of additional inf
orm
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-016-1125 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

EUPAC Fund™
(formerly EuroPacific Growth Fund)
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended September 30, 2025
Lit. No. MFGEFP2-016-1125 © 2025 Capital Group. All rights reserved.

Investment portfolio September 30, 2025unaudited

Common stocks 97.61%	Shares	Value (000)
Financials 21.11%
UniCredit SpA	30,718,300	$2,325,099
Standard Chartered PLC	91,067,379	1,758,150
3i Group PLC	27,695,095	1,523,035
Banco Bilbao Vizcaya Argentaria SA	77,482,883	1,486,430
AIA Group, Ltd.	114,169,588	1,095,196
ING Groep NV	40,965,203	1,061,701
NatWest Group PLC	130,562,972	915,899
Deutsche Bank AG	25,751,006	905,477
UBS Group AG	22,161,799	905,069
Brookfield Corp., Class A	11,423,335	783,412
Brookfield Corp., Class A (CAD denominated)	1,049,288	71,996
Banco Santander SA	78,768,165	820,648
KB Financial Group, Inc.	9,147,844	753,057
Resona Holdings, Inc.	66,467,008	678,895
Nu Holdings, Ltd., Class A (a)	41,960,082	671,781
Skandinaviska Enskilda Banken AB, Class A	32,810,570	640,919
Adyen NV (a)	392,909	629,667
ICICI Bank, Ltd.	33,181,508	503,765
ICICI Bank, Ltd. (ADR)	2,911,238	88,007
Aon PLC, Class A	1,520,024	542,010
Kotak Mahindra Bank, Ltd.	23,920,210	536,845
AXA SA (b)	11,091,726	529,224
HDFC Bank, Ltd.	43,492,168	465,837
Munchener Ruckversicherungs-Gesellschaft AG	617,995	394,268
Mizuho Financial Group, Inc.	11,262,838	379,883
FinecoBank SpA	16,992,641	367,184
Wise PLC, Class A (a)	26,170,031	364,279
ICG PLC	11,401,741	341,339
Erste Group Bank AG	3,445,937	336,602
Banco Comercial Portugues, SA	375,969,721	332,468
Hana Financial Group, Inc.	5,092,571	316,505
Aviva PLC	33,996,629	313,562
Japan Post Bank Co., Ltd.	24,565,900	301,415
Grupo Financiero Banorte, SAB de CV, Series O	29,648,265	298,660
MS&AD Insurance Group Holdings, Inc. (b)	10,522,900	238,799
Danske Bank AS	5,496,670	234,199
State Bank of India	23,418,933	230,118
Bank Central Asia Tbk PT	485,959,500	222,349
CVC Capital Partners PLC	12,653,498	220,164
London Stock Exchange Group PLC	1,850,531	211,944
Banco BPM SpA	13,910,466	207,819
BNP Paribas SA (b)	2,173,786	197,356
CaixaBank SA, non-registered shares	18,374,441	192,988
HSBC Holdings PLC (GBP denominated)	12,633,692	177,556
China Merchants Bank Co., Ltd., Class A	31,016,659	176,075
Tokio Marine Holdings, Inc.	4,030,575	170,860
Axis Bank, Ltd.	12,542,302	159,850
Bridgepoint Group PLC (b)	38,014,576	155,934
Eurobank Ergasias Services and Holdings SA	40,013,152	154,180
Commerzbank AG, non-registered shares	4,050,288	152,596
Deutsche Boerse AG	552,378	147,927
Societe Generale	2,122,840	140,467
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	148,500,000	129,953
Macquarie Group, Ltd.	855,786	124,201
Woori Financial Group, Inc.	6,499,963	120,220
Saudi National Bank (The)	11,207,484	117,090
T&D Holdings, Inc. (b)	4,701,500	115,149
BPER Banca SpA	8,299,524	91,945
Allianz SE	217,699	91,348
Samsung Life Insurance Co., Ltd.	786,121	87,742
Cholamandalam Investment and Finance Co., Ltd.	4,722,315	85,672
Edenred SA	3,253,380	77,157
PB Fintech, Ltd. (a)	3,702,629	70,976
Barclays PLC	13,098,422	66,871

1	EUPAC Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Hong Kong Exchanges and Clearing, Ltd.	1,161,800	$65,988
Euronext NV	429,519	64,245
Ping An Insurance (Group) Co. of China, Ltd., Class H	9,292,369	63,347
Swiss Re AG	338,884	62,600
DBS Group Holdings, Ltd.	1,491,510	59,142
Hiscox, Ltd.	2,607,990	48,017
Bank Mandiri (Persero) Tbk PT	174,920,657	46,184
Checkout Payments Group, Ltd., Class B (c)(d)	479,280	44,242
Sampo Oyj, Class A	3,706,870	42,554
Canadian Imperial Bank of Commerce (b)	487,546	38,960
Banco BTG Pactual SA, units	3,874,846	35,135
PICC Property and Casualty Co., Ltd., Class H	12,102,000	27,308
Shinhan Financial Group Co., Ltd.	532,556	26,874
Emirates NBD Bank PJSC	4,057,661	26,844
Prudential PLC	1,755,001	24,571
Sony Financial Group Inc.	22,052,500	24,456
Medibank Private Ltd.	5,720,997	18,246
Sberbank of Russia PJSC (c)	48,140,292	— (e)
		28,726,502

Industrials 18.12%
Airbus SE, non-registered shares	14,970,341	3,469,488
Rolls-Royce Holdings PLC	99,288,154	1,589,038
Safran SA	4,362,313	1,536,984
Siemens AG	5,278,194	1,420,321
International Consolidated Airlines Group SA (CDI)	188,209,432	977,307
MTU Aero Engines AG	1,901,919	872,859
BAE Systems PLC	29,837,043	826,232
ABB, Ltd.	10,265,346	739,162
Recruit Holdings Co., Ltd.	13,199,387	710,733
Hitachi, Ltd.	23,535,400	625,446
Melrose Industries PLC (f)	65,816,318	538,888
Bombardier, Inc., Class B (a)	3,550,494	497,559
Kingspan Group PLC	5,815,252	483,380
DSV A/S	2,405,975	478,505
Rheinmetall AG, non-registered shares	204,493	476,449
Leonardo SpA	7,257,903	460,312
Techtronic Industries Co., Ltd.	32,381,881	414,243
Volvo AB, Class B	14,437,153	413,283
Deutsche Post AG	8,843,103	393,902
Prysmian SpA	3,511,669	347,064
Ashtead Group PLC	5,137,298	343,039
Trane Technologies PLC	756,144	319,063
Shenzhen Inovance Technology Co., Ltd., Class A	25,189,209	296,604
Mitsui & Co., Ltd.	11,830,100	294,383
Compagnie de Saint-Gobain SA, non-registered shares	2,724,117	293,152
Wolters Kluwer NV	2,132,065	290,741
Daikin Industries, Ltd.	2,428,700	280,503
Rentokil Initial PLC	54,685,596	276,388
Kanzhun, Ltd., Class A (ADR)	11,666,705	272,534
Kanzhun, Ltd., Class A	81,900	956
Deutsche Lufthansa AG	31,598,770	267,406
RELX PLC	5,569,313	266,425
Ryanair Holdings PLC (ADR)	4,234,633	255,010
Schneider Electric SE (b)	896,990	250,219
ASSA ABLOY AB, Class B	6,772,753	234,957
Experian PLC	4,376,112	219,056
IHI Corp.	9,308,950	173,734
Larsen & Toubro, Ltd.	4,193,963	172,834
Babcock International Group PLC	9,148,637	163,643
Rumo SA	52,953,015	158,891
Vestas Wind Systems AS	8,427,086	158,785
Komatsu, Ltd. (b)	4,437,800	154,844
Saab AB, Class B	2,375,049	144,934
Localiza Rent a Car SA, ordinary nominative shares	19,309,409	143,127
Randstad NV, non-registered shares	3,199,406	135,864

EUPAC Fund	2

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Mitsubishi Heavy Industries, Ltd.	4,890,300	$128,272
Weir Group PLC (The)	3,252,986	119,523
SPIE SA	2,195,814	118,072
WEG SA (a)	16,689,433	114,738
Bunzl PLC	3,619,177	114,190
Lifco AB, Class B	3,312,751	111,828
Canadian National Railway Co. (CAD denominated)	1,137,789	107,296
ITOCHU Corp.	1,880,365	107,137
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	4,453,975	105,284
Marubeni Corp.	4,134,291	103,382
AtkinsRealis Group, Inc.	1,336,727	96,473
Hanwha Aerospace Co., Ltd.	121,801	96,100
Epiroc AB, Class A (b)	2,103,089	44,321
Epiroc AB, Class B	1,981,743	37,343
Siemens Energy AG (a)	572,136	66,782
SGH, Ltd.	1,713,677	56,618
Singapore Technologies Engineering, Ltd.	7,902,400	52,746
Mitsubishi Corp. (b)	2,119,500	50,607
Contemporary Amperex Technology Co., Ltd., Class A	869,660	49,112
Brambles, Ltd.	1,942,115	31,870
Thales SA	98,002	30,675
Full Truck Alliance Co., Ltd., Class A (ADR)	2,072,198	26,876
Kawasaki Heavy Industries, Ltd. (b)	405,800	26,809
InPost SA (a)	994,998	12,208
SMC Corp.	32,782	10,071
		24,656,580

Information technology 15.25%
Taiwan Semiconductor Manufacturing Co., Ltd.	185,095,918	7,925,395
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,621,470	452,860
SAP SE	9,025,679	2,414,965
SK hynix, Inc.	7,588,659	1,879,519
NEC Corp.	49,885,105	1,598,577
ASML Holding NV	1,543,937	1,501,063
Shopify, Inc., Class A, subordinate voting shares (a)	7,308,546	1,086,123
Tokyo Electron, Ltd.	4,213,983	751,128
Sage Group PLC (The)	46,692,791	690,768
Samsung Electronics Co., Ltd.	6,582,304	393,611
Fujitsu, Ltd.	14,835,490	349,507
Keyence Corp.	882,445	329,265
Capgemini SE (b)	1,948,455	282,631
Baidu, Inc., Class A (a)	8,179,750	140,009
ASM International NV	210,908	126,482
Dassault Systemes SE	3,423,722	114,599
Constellation Software, Inc.	39,661	107,666
ARM Holdings PLC (ADR) (a)(b)	756,483	107,035
Nemetschek SE	792,442	103,085
TDK Corp.	5,253,800	76,328
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	37,779	48,357
Xiaomi Corp., Class B (a)	6,798,400	47,175
Infineon Technologies AG	1,031,639	40,212
Tata Consultancy Services, Ltd.	1,181,051	38,421
Elite Material Co., Ltd.	936,183	37,628
Halma PLC	768,603	35,662
OBIC Co., Ltd.	984,000	34,294
Renesas Electronics Corp.	2,546,400	29,375
Advantech Co., Ltd.	1,661,000	17,385
		20,759,125

Consumer discretionary 11.17%
MercadoLibre, Inc. (a)	747,290	1,746,372
Flutter Entertainment PLC (a)	5,261,131	1,336,327
Trip.com Group, Ltd.	12,734,506	975,304
Trip.com Group, Ltd. (ADR)	2,043,047	153,637
Amadeus IT Group SA, Class A, non-registered shares	9,956,979	789,074

3	EUPAC Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Alibaba Group Holding, Ltd.	17,094,300	$388,809
Alibaba Group Holding, Ltd. (ADR) (b)	1,766,966	315,810
LVMH Moet Hennessy-Louis Vuitton SE	1,114,779	681,234
Sony Group Corp.	22,052,500	635,099
Industria de Diseno Textil SA	11,448,008	631,302
Compagnie Financiere Richemont SA, Class A	3,254,092	619,710
InterContinental Hotels Group PLC	4,458,735	538,131
Maruti Suzuki India, Ltd.	2,769,390	499,957
Midea Group Co., Ltd., Class A	47,254,362	482,338
Suzuki Motor Corp.	26,775,300	391,169
Ferrari NV (EUR denominated)	651,593	314,875
Dollarama, Inc.	2,337,748	308,307
PDD Holdings, Inc. (ADR) (a)	2,332,507	308,287
Compass Group PLC	8,517,764	289,711
Aristocrat Leisure, Ltd.	6,133,664	284,024
Prosus NV, Class N	3,240,539	228,045
Hyundai Motor Co.	1,463,825	224,313
Ryohin Keikaku Co., Ltd.	11,203,914	223,116
Barratt Redrow PLC	41,073,514	215,380
BYD Co., Ltd., Class H	15,202,329	215,280
Nitori Holdings Co., Ltd. (b)	10,739,000	207,213
TVS Motor Co., Ltd.	4,872,835	188,720
Moncler SpA	3,060,906	179,216
Kering SA	539,196	178,866
Mercedes-Benz Group AG	2,833,461	177,875
adidas AG	819,493	172,605
Mahindra & Mahindra, Ltd.	3,878,509	149,700
Sea, Ltd., Class A (ADR) (a)	753,995	134,761
NEXT PLC	758,518	126,241
D’Ieteren Group	650,894	121,658
Booking Holdings, Inc.	21,787	117,634
Carnival PLC (a)	3,817,684	101,533
Hermes International (b)	37,108	90,749
ANTA Sports Products, Ltd.	7,523,440	90,394
Galaxy Entertainment Group, Ltd.	14,343,142	79,033
H World Group, Ltd. (ADR) (b)	1,614,187	63,131
Shimano, Inc.	416,400	46,741
Meituan, Class B (a)	3,330,300	44,721
Coupang, Inc., Class A (a)	990,948	31,908
B&M European Value Retail SA	8,953,442	31,513
Eternal, Ltd. (a)	8,349,362	30,609
Stellantis NV	2,382,337	21,995
Evolution AB	169,124	13,894
Metaplanet, Inc. (a)	1,056,500	4,108
		15,200,429

Materials 8.43%
First Quantum Minerals, Ltd. (a)(f)	50,114,067	1,133,571
Heidelberg Materials AG, non-registered shares	4,804,207	1,080,415
Barrick Mining Corp. (CAD denominated)	24,971,134	820,170
Barrick Mining Corp.	7,868,319	257,845
Grupo Mexico, SAB de CV, Series B	97,510,993	850,436
Agnico Eagle Mines, Ltd.	4,851,638	817,147
Ivanhoe Mines, Ltd., Class A (a)(f)	42,913,187	455,126
Ivanhoe Mines, Ltd., Class A (a)(d)(f)	25,725,343	272,836
Linde PLC	1,525,698	724,706
Vale SA, ordinary nominative shares	36,133,541	390,919
Vale SA (ADR), ordinary nominative shares	28,705,639	311,743
Lundin Mining Corp.	42,461,445	633,398
Nippon Steel Corp. (b)	98,574,500	406,269
Valterra Platinum, Ltd. (GBP denominated)	3,191,435	227,485
Valterra Platinum, Ltd. (ZAR denominated)	2,184,864	156,289
Shin-Etsu Chemical Co., Ltd.	10,985,422	360,498
Nitto Denko Corp.	13,945,856	331,660
BASF SE	6,467,203	321,860
CRH PLC	2,505,325	300,388

EUPAC Fund	4

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Buzzi SpA	4,005,255	$219,883
Glencore PLC	47,603,340	218,698
Syensqo SA	2,207,798	178,075
Nutrien, Ltd. (CAD denominated) (b)	2,903,093	170,489
Antofagasta PLC	3,283,740	121,492
Mitsubishi Chemical Group Corp. (b)	16,287,200	93,757
Saudi Basic Industries Corp. non-registered shares	5,340,686	87,654
Anhui Conch Cement Co., Ltd., Class H	28,022,500	84,623
Nippon Sanso Holdings Corp. (b)	2,316,628	82,195
Air Liquide SA (b)	336,707	69,915
Anglo American PLC	1,821,995	68,244
Wheaton Precious Metals Corp.	363,197	40,620
Wheaton Precious Metals Corp. (CAD denominated)	206,354	23,092
Impala Platinum Holdings, Ltd.	4,396,324	56,144
Smurfit Westrock PLC	1,182,922	50,357
Akzo Nobel NV	421,916	30,018
DSM-Firmenich AG	173,427	14,766
Fresnillo PLC	199,848	6,343
Sika AG	16,054	3,572
		11,472,698

Health care 7.41%
EssilorLuxottica SA	6,460,218	2,093,355
Novo Nordisk AS, Class B	32,379,188	1,755,174
AstraZeneca PLC	8,124,357	1,221,795
Daiichi Sankyo Co., Ltd.	50,515,451	1,132,358
Argenx SE (ADR) (a)	1,109,495	818,319
Argenx SE, non-registered shares (a)	150,091	108,760
Fresenius SE & Co. KGaA	12,541,361	697,926
Sanofi	5,191,291	478,749
Innovent Biologics, Inc. (a)	20,115,000	249,177
Haleon PLC	46,827,063	209,338
BeOne Medicines, Ltd. (ADR) (a)	597,103	203,433
Sonova Holding AG	720,664	196,088
Eurofins Scientific SE, non-registered shares (b)	2,161,364	156,770
Zealand Pharma AS (a)	1,835,275	133,098
Roche Holding AG, nonvoting non-registered shares	316,956	103,482
Sandoz Group AG	1,415,620	83,883
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)(b)	6,942,200	79,218
Alcon, Inc.	837,987	62,382
BioNTech SE (ADR) (a)(b)	476,008	46,944
Chugai Pharmaceutical Co., Ltd.	1,027,800	44,814
Ambu AS, Class B, non-registered shares	2,832,401	41,252
Koninklijke Philips NV	1,291,694	34,940
GSK PLC	1,434,199	30,370
QIAGEN NV (b)	637,782	28,496
HOYA Corp.	201,300	27,870
ICON PLC (a)	138,994	24,324
Asahi Intecc Co., Ltd. (b)	1,105,900	17,959
		10,080,274

Communication services 6.24%
SoftBank Group Corp.	17,323,156	2,188,749
Tencent Holdings, Ltd.	20,535,251	1,749,545
Nintendo Co., Ltd.	9,839,600	851,987
Spotify Technology SA (a)	1,110,512	775,137
NetEase, Inc.	22,589,943	687,398
Bharti Airtel, Ltd.	30,097,667	636,741
Publicis Groupe SA	2,506,122	240,328
Orange	14,471,086	234,629
Deutsche Telekom AG	6,561,771	223,489
BT Group PLC	80,303,389	206,442
MTN Group, Ltd.	16,134,442	135,466
Capcom Co., Ltd.	4,470,500	121,614
Swisscom AG (a)	144,372	104,736

5	EUPAC Fund

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Singapore Telecommunications, Ltd.	28,632,800	$91,673
Universal Music Group NV	3,001,503	86,547
America Movil, SAB de CV, Class B (ADR)	3,994,511	83,885
HYBE Co., Ltd.	298,068	56,510
Advanced Info Service PCL, foreign registered shares	2,348,960	21,069
		8,495,945

Consumer staples 5.25%
Nestle SA	12,118,030	1,112,323
British American Tobacco PLC	18,772,479	996,503
Ajinomoto Co., Inc.	29,819,227	856,155
Philip Morris International, Inc.	4,744,149	769,501
Imperial Brands PLC	14,959,132	635,343
L’Oreal SA, non-registered shares	1,071,869	463,731
Kweichow Moutai Co., Ltd., Class A	2,172,746	440,745
Danone SA	5,005,481	435,815
Anheuser-Busch InBev SA/NV	6,183,431	368,791
Pernod Ricard SA	2,608,969	255,888
Chocoladefabriken Lindt & Sprüngli AG, nonvoting shares	9,769	149,226
Marks and Spencer Group PLC	28,877,120	141,560
Avenue Supermarts, Ltd. (a)	2,725,945	137,401
JBS NV (BDR) (a)	9,058,452	135,462
Carlsberg A/S, Class B	1,126,279	130,873
KT&G Corp.	1,173,661	111,757
		7,141,074

Energy 3.02%
Reliance Industries, Ltd.	85,669,933	1,316,088
Cenovus Energy, Inc. (CAD denominated) (b)	57,340,417	973,596
Cenovus Energy, Inc.	2,865,718	48,689
Canadian Natural Resources, Ltd. (CAD denominated)	20,447,598	653,818
Shell PLC (GBP denominated)	8,369,560	297,896
Shell PLC (EUR denominated)	7,352,152	262,967
TotalEnergies SE	4,349,848	264,182
Schlumberger NV	3,044,043	104,624
Petroleo Brasileiro SA PETROBRAS (ADR)	7,233,217	91,572
Neste OYJ	3,149,102	57,621
Tourmaline Oil Corp. (b)	1,002,833	43,249
Rosneft Oil Co. PJSC (c)	3,432,340	— (e)
		4,114,302

Utilities 1.24%
Engie SA (b)	15,405,124	330,167
RWE AG	7,211,586	320,213
Iberdrola SA, non-registered shares	14,417,854	272,614
Gulf Development PCL	154,976,546	207,798
E.ON SE	9,483,001	178,303
Equatorial Energia SA, ordinary nominative shares	24,001,440	166,631
SSE PLC	4,282,912	100,312
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	3,433,923	85,276
Enel SpA	3,688,139	34,926
		1,696,240

Real estate 0.37%
Henderson Land Development Co., Ltd.	37,999,000	133,989
Mitsubishi Estate Co., Ltd.	5,530,300	127,258
Vonovia SE	3,881,913	121,003
China Resources Land, Ltd.	30,161,500	117,748
		499,998
Total common stocks (cost: $78,729,810,000)		132,843,167

EUPAC Fund	6

Preferred securities 0.23%	Shares	Value (000)
Financials 0.13%
Itau Unibanco Holding SA, preferred nominative shares	22,919,020	$168,246

Consumer discretionary 0.10%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (b)	2,718,181	131,736
TVS Motor Co., Ltd., 6.00% preferred shares (a)	19,491,340	2,195
		133,931

Information technology 0.00%
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	3,308	4,234
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	133	170
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)(d)	11	14
Canva Australia Holdings Pty, Ltd., Series A-5, noncumulative preferred shares (a)(c)(d)	9	12
		4,430
Total preferred securities (cost: $355,691,000)		306,607
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	108,820	— (e)
Total rights & warrants (cost: $0)		— (e)
Short-term securities 2.49%
Money market investments 2.29%
Capital Group Central Cash Fund 4.17% (f)(g)	31,177,685	3,117,769

Money market investments purchased with collateral from securities on loan 0.20%
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.99% (g)(h)	40,100,000	40,100
Fidelity Investments Money Market Government Portfolio, Class I 4.04% (g)(h)	37,400,000	37,400
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.05% (g)(h)	37,400,000	37,400
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.03% (g)(h)	32,100,000	32,100
Capital Group Central Cash Fund 4.17% (f)(g)(h)	317,453	31,745
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.00% (g)(h)	29,400,000	29,400
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (g)(h)	29,400,000	29,400
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.05% (g)(h)	25,010,025	25,010
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.06% (g)(h)	5,300,000	5,300
		267,855
Total short-term securities (cost: $3,385,509,000)		3,385,624
Total investment securities 100.33% (cost: $82,471,010,000)		136,535,398
Other assets less liabilities (0.33)%		(443,744)
Net assets 100.00%		$136,091,654
Investments in affiliates (f)

	Value at 4/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Common stocks 1.76%
Industrials 0.39%
Melrose Industries PLC	$641,302	$—	$236,722	$(63,043)	$197,351	$538,888	$2,157
MTU Aero Engines AG (i)	934,719	42,350	372,105	175,766	92,129	—	6,665
						538,888

7	EUPAC Fund

Investments in affiliates (f) (continued)

	Value at 4/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Information technology 0.00%
Sage Group PLC (The) (i)	$789,844	$60,868	$112,615	$(10,669)	$(36,660)	$—	$5,072
Materials 1.37%
First Quantum Minerals, Ltd. (a)	636,990	44,336	7,675	6,523	453,397	1,133,571	—
Ivanhoe Mines, Ltd., Class A (a)	367,914	—	3,236	419	90,029	455,126	—
Ivanhoe Mines, Ltd., Class A (a)(d)	218,452	—	—	—	54,384	272,836	—
Lundin Mining Corp. (i)	388,894	—	60,204	(467)	305,175	—	1,820
						1,861,533
Total common stocks						2,400,421
Short-term securities 2.32%
Money market investments 2.29%
Capital Group Central Cash Fund 4.17% (g)	4,925,264	9,624,988	11,432,340	(288)	145	3,117,769	133,663
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 4.17% (g)(h)	20,412	11,333 (j)				31,745	— (k)
Total short-term securities						3,149,514
Total 4.08%				$108,241	$1,155,950	$5,549,935	$149,377
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A (a)(f)	12/18/2023	$230,721	$272,836	0.20%
Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/4/2021	64,403	48,357	0.04
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	5,639	4,234	0.00 (l)
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	227	170	0.00 (l)
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)	11/4/2021	19	14	0.00 (l)
Canva Australia Holdings Pty, Ltd., Series A-5, noncumulative preferred shares (a)(c)	11/4/2021	15	12	0.00 (l)
Checkout Payments Group, Ltd., Class B (c)	1/11/2022	148,840	44,242	0.03
Total		$449,864	$369,865	0.27%

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Rate represents the seven-day yield at 9/30/2025.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(i)	Affiliated issuer during the reporting period but no longer an affiliate at 9/30/2025. Refer to the investment portfolio for the security value at 9/30/2025.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

EUPAC Fund	8

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
ZAR = South African rand
Refer to the notes to financial statements.

9	EUPAC Fund

Financial statements
Statement of assets and liabilities at September 30, 2025unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $777,181 of investment securities on loan):
Unaffiliated issuers (cost: $77,735,949)	$130,985,463
Affiliated issuers (cost: $4,735,061)	5,549,935	$136,535,398
Cash		140,656
Cash denominated in currencies other than U.S. dollars (cost: $40,450)		40,450
Receivables for:
Sales of investments	383,891
Sales of fund’s shares	83,033
Dividends	299,736
Securities lending income	372
Other	8,579	775,611
		137,492,115
Liabilities:
Collateral for securities on loan		267,855
Payables for:
Purchases of investments	378,741
Repurchases of fund’s shares	327,686
Investment advisory services	46,372
Services provided by related parties	12,457
Trustees’ deferred compensation	6,074
U.S. and non-U.S. taxes	358,863
Other	2,413	1,132,606
Net assets at September 30, 2025		$136,091,654
Net assets consist of:
Capital paid in on shares of beneficial interest		$72,746,911
Total distributable earnings (accumulated loss)		63,344,743
Net assets at September 30, 2025		$136,091,654

Refer to the notes to financial statements.

EUPAC Fund	10

Financial statements (continued)
Statement of assets and liabilities at September 30, 2025 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,114,727 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$21,199,678	329,376	$64.36
Class C	240,201	3,907	61.48
Class T	13	— *	64.52
Class F-1	1,265,745	19,772	64.02
Class F-2	21,917,385	340,957	64.28
Class F-3	17,237,253	266,800	64.61
Class 529-A	1,390,408	21,972	63.28
Class 529-C	22,344	368	60.67
Class 529-E	48,993	786	62.31
Class 529-T	19	— *	64.47
Class 529-F-1	14	— *	63.24
Class 529-F-2	263,148	4,085	64.41
Class 529-F-3	85	1	64.35
Class R-1	103,690	1,729	59.97
Class R-2	679,681	11,238	60.48
Class R-2E	76,078	1,209	62.95
Class R-3	1,552,777	24,922	62.30
Class R-4	2,596,156	41,457	62.62
Class R-5E	769,283	12,043	63.88
Class R-5	2,451,907	38,054	64.43
Class R-6	64,276,796	996,051	64.53
*
Amount less than one thousand.
Refer to the notes to financial statements.

11	EUPAC Fund

Financial statements (continued)
Statement of operations for the six months ended September 30, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $170,737; also includes $149,377 from affiliates)	$1,975,424
Interest from unaffiliated issuers	1,354
Securities lending income (net of fees)	1,205	$1,977,983
Fees and expenses*:
Investment advisory services	274,880
Distribution services	37,248
Transfer agent services	31,200
Administrative services	19,734
529 plan services	432
Reports to shareholders	136
Registration statement and prospectus	510
Trustees’ compensation	912
Auditing and legal	201
Custodian	9,051
Other	125	374,429
Net investment income		1,603,554
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $38,502):
Unaffiliated issuers	7,979,446
Affiliated issuers	108,241
In-kind redemptions	555,113
Currency transactions	24,580	8,667,380
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $339,398):
Unaffiliated issuers	12,789,853
Affiliated issuers	1,155,950
Currency translations	9,211	13,955,014
Net realized gain (loss) and unrealized appreciation (depreciation)		22,622,394
Net increase (decrease) in net assets resulting from operations		$24,225,948
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

EUPAC Fund	12

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended September 30,	Year ended March 31,
	2025*	2025

Operations:
Net investment income	$1,603,554	$1,766,982
Net realized gain (loss)	8,667,380	8,903,998
Net unrealized appreciation (depreciation)	13,955,014	(10,391,315)
Net increase (decrease) in net assets resulting from operations	24,225,948	279,665
Distributions paid to shareholders	(3,654,497)	(8,561,098)
Net capital share transactions	(8,688,869)	(8,691,788)
Total increase (decrease) in net assets	11,882,582	(16,973,221)
Net assets:
Beginning of period	124,209,072	141,182,293
End of period	$136,091,654	$124,209,072
*
Unaudited.
Refer to the notes to financial statements.

13	EUPAC Fund

Notes to financial statementsunaudited
1. Organization

EUPAC Fund (formerly EuroPacific Growth Fund) (the “fund“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

EUPAC Fund	14

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

15	EUPAC Fund

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

EUPAC Fund	16

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$28,682,260	$—	$44,242	$28,726,502
Industrials	24,656,580	—	—	24,656,580
Information technology	20,710,768	—	48,357	20,759,125
Consumer discretionary	15,200,429	—	—	15,200,429
Materials	11,472,698	—	—	11,472,698
Health care	10,080,274	—	—	10,080,274
Communication services	8,495,945	—	—	8,495,945
Consumer staples	7,141,074	—	—	7,141,074
Energy	4,114,302	—	— *	4,114,302
Utilities	1,696,240	—	—	1,696,240
Real estate	499,998	—	—	499,998
Preferred securities	299,982	2,195	4,430	306,607
Rights & warrants	—	—	— *	— *
Short-term securities	3,385,624	—	—	3,385,624
Total	$136,436,174	$2,195	$97,029	$136,535,398
*
Amount less than one thousand.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

17	EUPAC Fund

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts.
In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

EUPAC Fund	18

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of September 30, 2025, the total value of securities on loan was $777,181,000, and the total value of collateral received was $819,635,000. Collateral received includes cash of $267,855,000 and U.S. government securities of $551,780,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended September 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed long-term capital gains	$3,665,978
As of September 30, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$54,703,876
Gross unrealized depreciation on investments	(1,150,088)
Net unrealized appreciation (depreciation) on investments	53,553,788
Cost of investments	82,981,610

19	EUPAC Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended September 30, 2025			Year ended March 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$—	$555,818	$555,818	$221,054	$1,009,516	$1,230,570
Class C	—	6,893	6,893	954	14,154	15,108
Class T	—	— *	— *	— *	1	1
Class F-1	—	33,972	33,972	13,693	64,403	78,096
Class F-2	—	569,528	569,528	273,756	1,013,562	1,287,318
Class F-3	—	458,229	458,229	238,947	812,535	1,051,482
Class 529-A	—	36,823	36,823	14,166	66,016	80,182
Class 529-C	—	632	632	81	1,322	1,403
Class 529-E	—	1,320	1,320	413	2,425	2,838
Class 529-T	—	1	1	— *	1	1
Class 529-F-1	—	— *	— *	— *	— *	— *
Class 529-F-2	—	6,575	6,575	2,902	10,724	13,626
Class 529-F-3	—	2	2	1	3	4
Class R-1	—	2,932	2,932	456	5,384	5,840
Class R-2	—	18,802	18,802	3,324	36,720	40,044
Class R-2E	—	2,005	2,005	474	3,408	3,882
Class R-3	—	41,658	41,658	12,628	78,159	90,787
Class R-4	—	72,331	72,331	31,589	143,144	174,733
Class R-5E	—	20,442	20,442	10,044	38,271	48,315
Class R-5	—	66,853	66,853	39,104	141,454	180,558
Class R-6	—	1,759,681	1,759,681	965,602	3,290,708	4,256,310
Total	$—	$3,654,497	$3,654,497	$1,829,188	$6,731,910	$8,561,098
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.392% on such assets in excess of $186 billion. For the six months ended September 30, 2025, the investment advisory services fees were $274,880,000, which were equivalent to an annualized rate of 0.418% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

EUPAC Fund	20

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of September 30, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended September 30, 2025, the 529 plan services fees were $432,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.

21	EUPAC Fund

For the six months ended September 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$23,000	$11,987	$3,000	Not applicable
Class C	1,174	135	35	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	1,510	843	182	Not applicable
Class F-2	Not applicable	11,915	3,088	Not applicable
Class F-3	Not applicable	160	2,461	Not applicable
Class 529-A	1,385	695	197	$350
Class 529-C	107	12	3	6
Class 529-E	115	16	7	12
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	77	36	64
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	493	48	15	Not applicable
Class R-2	2,431	1,120	97	Not applicable
Class R-2E	214	70	11	Not applicable
Class R-3	3,660	1,081	221	Not applicable
Class R-4	3,159	1,271	381	Not applicable
Class R-5E	Not applicable	543	110	Not applicable
Class R-5	Not applicable	600	359	Not applicable
Class R-6	Not applicable	627	9,531	Not applicable

Total class-specific expenses	$37,248	$31,200	$19,734	$432
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $912,000 in the fund’s statement of operations reflects $293,000 in current fees (either paid in cash or deferred) and a net increase of $619,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended
September 30, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $982,140,000 and $1,099,087,000, respectively, which generated $269,497,000 of net realized gains from such sales.

EUPAC Fund	22

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended September 30, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended September 30, 2025
Class A	$466,829	7,871	$544,105	9,151	$(1,554,783)	(26,141)	$(543,849)	(9,119)
Class C	14,635	257	6,866	121	(46,551)	(822)	(25,050)	(444)
Class T	—	—	—	—	—	—	—	—
Class F-1	26,082	444	33,072	559	(130,596)	(2,193)	(71,442)	(1,190)
Class F-2	1,364,928	22,980	549,059	9,253	(2,366,468)	(39,960)	(452,481)	(7,727)
Class F-3	1,192,425	20,219	438,216	7,350	(2,177,510)	(36,557)	(546,869)	(8,988)
Class 529-A	48,216	825	36,802	629	(105,612)	(1,789)	(20,594)	(335)
Class 529-C	2,651	47	632	11	(4,564)	(82)	(1,281)	(24)
Class 529-E	1,466	25	1,320	23	(3,957)	(69)	(1,171)	(21)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	21,655	364	6,575	110	(18,158)	(302)	10,072	172
Class 529-F-3	—	—	2	— †	(9)	— †	(7)	— †
Class R-1	5,775	104	2,931	53	(12,149)	(219)	(3,443)	(62)
Class R-2	37,665	675	18,794	336	(109,791)	(2,018)	(53,332)	(1,007)
Class R-2E	6,549	113	2,005	35	(7,243)	(123)	1,311	25
Class R-3	95,169	1,654	41,621	722	(181,728)	(3,161)	(44,938)	(785)
Class R-4	132,880	2,316	72,324	1,250	(431,678)	(7,450)	(226,474)	(3,884)
Class R-5E	83,753	1,430	20,441	347	(135,999)	(2,314)	(31,805)	(537)
Class R-5	114,969	1,935	66,777	1,123	(389,020)	(6,490)	(207,274)	(3,432)
Class R-6	3,181,139	53,900	1,757,854	29,519	(11,409,235)	(189,362)	(6,470,242)	(105,943)
Total net increase (decrease)	$6,796,786	115,159	$3,599,396	60,592	$(19,085,051)	(319,052)	$(8,688,869)	(143,301)
Refer to the end of the table(s) for footnote(s).

23	EUPAC Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended March 31, 2025
Class A	$785,236	13,668	$1,203,965	21,679	$(3,157,841)	(55,040)	$(1,168,640)	(19,693)
Class C	23,784	431	15,025	280	(99,347)	(1,800)	(60,538)	(1,089)
Class T	—	—	—	—	—	—	—	—
Class F-1	60,080	1,055	75,878	1,372	(290,511)	(5,088)	(154,553)	(2,661)
Class F-2	3,635,664	63,585	1,239,434	22,372	(6,284,984)	(110,125)	(1,409,886)	(24,168)
Class F-3	2,411,845	41,825	990,350	17,836	(3,959,154)	(68,771)	(556,959)	(9,110)
Class 529-A	94,712	1,677	80,156	1,466	(240,172)	(4,253)	(65,304)	(1,110)
Class 529-C	5,183	95	1,400	27	(13,750)	(253)	(7,167)	(131)
Class 529-E	4,245	77	2,838	53	(10,561)	(190)	(3,478)	(60)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	41,985	731	13,617	246	(37,130)	(646)	18,472	331
Class 529-F-3	63	1	3	— †	(36)	(1)	30	— †
Class R-1	13,124	243	5,840	112	(26,141)	(485)	(7,177)	(130)
Class R-2	148,081	2,712	40,015	760	(186,462)	(3,428)	1,634	44
Class R-2E	10,936	195	3,881	71	(13,845)	(247)	972	19
Class R-3	219,786	3,939	90,664	1,679	(492,300)	(8,794)	(181,850)	(3,176)
Class R-4	299,900	5,366	174,709	3,227	(1,031,297)	(18,385)	(556,688)	(9,792)
Class R-5E	214,424	3,755	48,306	877	(321,163)	(5,595)	(58,433)	(963)
Class R-5	289,354	5,030	180,096	3,237	(1,542,300)	(26,796)	(1,072,850)	(18,529)
Class R-6	8,390,426	145,739	4,250,859	76,589	(16,050,660)	(278,672)	(3,409,375)	(56,344)
Total net increase (decrease)	$16,648,828	290,124	$8,417,038	151,883	$(33,757,654)	(588,569)	$(8,691,788)	(146,562)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $33,482,869,000 and $42,071,140,000, respectively, during the six months ended September 30, 2025.

EUPAC Fund	24

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
9/30/2025[5,6]	$55.08	$.65	$10.29	$10.94	$—	$(1.66)	$(1.66)	$64.36	20.12%[7]	$21,200	.81%[8]	.81%[8]	2.18%[8]
3/31/2025	58.78	.61	(.72 )	(.11 )	(.65 )	(2.94)	(3.59)	55.08	(.05 )	18,644.83		.83	1.05
3/31/2024	53.82	.65	6.26	6.91	(.89 )	(1.06)	(1.95)	58.78	13.07	21,055.84		.84	1.21
3/31/2023	56.81	.80	(2.94)	(2.14)	(.58 )	(.27 )	(.85 )	53.82	(3.62)	20,320.84		.84	1.60
3/31/2022	68.98	.57	(6.39)	(5.82)	(.94 )	(5.41)	(6.35)	56.81	(9.65)	23,445.80		.80	.85
3/31/2021	43.13	.34	25.63	25.97	(.12 )	—	(.12 )	68.98	60.22	27,945.83		.83	.58
Class C:
9/30/2025[5,6]	52.88	.41	9.85	10.26	—	(1.66)	(1.66)	61.48	19.66 [7]	240	1.58 [8]	1.58 [8]	1.45 [8]
3/31/2025	56.53	.19	(.70 )	(.51 )	(.20 )	(2.94)	(3.14)	52.88	(.78 )	230	1.56	1.56	.34
3/31/2024	51.79	.25	6.02	6.27	(.47 )	(1.06)	(1.53)	56.53	12.23	307	1.59	1.59	.48
3/31/2023	54.77	.43	(2.86)	(2.43)	(.28 )	(.27 )	(.55 )	51.79	(4.35)	371	1.58	1.58	.89
3/31/2022	66.76	.07	(6.15)	(6.08)	(.50 )	(5.41)	(5.91)	54.77	(10.32)	512	1.55	1.55	.11
3/31/2021	41.98	(.09 )	24.87	24.78	—	—	—	66.76	59.03	706	1.56	1.56	(.15 )
Class T:
9/30/2025[5,6]	55.15	.72	10.31	11.03	—	(1.66)	(1.66)	64.52	20.26 [7,9]	— [10]	.57 [8,9]	.57 [8,9]	2.42 [8,9]
3/31/2025	58.86	.75	(.72 )	.03	(.80 )	(2.94)	(3.74)	55.15	.22 [9]	— [10]	.58 [9]	.58 [9]	1.30 [9]
3/31/2024	53.89	.81	6.27	7.08	(1.05)	(1.06)	(2.11)	58.86	13.36 [9]	— [10]	.56 [9]	.56 [9]	1.48 [9]
3/31/2023	56.86	.93	(2.95)	(2.02)	(.68 )	(.27 )	(.95 )	53.89	(3.37)[9]	— [10]	.57 [9]	.57 [9]	1.84 [9]
3/31/2022	69.04	.73	(6.40)	(5.67)	(1.10)	(5.41)	(6.51)	56.86	(9.45)[9]	— [10]	.57 [9]	.57 [9]	1.09 [9]
3/31/2021	43.13	.49	25.65	26.14	(.23 )	—	(.23 )	69.04	60.61 [9]	— [10]	.58 [9]	.58 [9]	.82 [9]
Class F-1:
9/30/2025[5,6]	54.80	.64	10.24	10.88	—	(1.66)	(1.66)	64.02	20.11 [7]	1,266	.85 [8]	.85 [8]	2.16 [8]
3/31/2025	58.50	.60	(.73 )	(.13 )	(.63 )	(2.94)	(3.57)	54.80	(.07 )	1,149.86		.86	1.04
3/31/2024	53.56	.65	6.23	6.88	(.88 )	(1.06)	(1.94)	58.50	13.02	1,382.86		.86	1.21
3/31/2023	56.53	.80	(2.93)	(2.13)	(.57 )	(.27 )	(.84 )	53.56	(3.61)	1,489.85		.85	1.61
3/31/2022	68.67	.55	(6.38)	(5.83)	(.90 )	(5.41)	(6.31)	56.53	(9.71)	1,877.84		.84	.81
3/31/2021	42.93	.33	25.51	25.84	(.10 )	—	(.10 )	68.67	60.21	2,439.84		.84	.56
Class F-2:
9/30/2025[5,6]	54.95	.72	10.27	10.99	—	(1.66)	(1.66)	64.28	20.26 [7]	21,917	.58 [8]	.58 [8]	2.41 [8]
3/31/2025	58.66	.76	(.73 )	.03	(.80 )	(2.94)	(3.74)	54.95	.22	19,160.57		.57	1.32
3/31/2024	53.71	.79	6.27	7.06	(1.05)	(1.06)	(2.11)	58.66	13.36	21,872.57		.57	1.47
3/31/2023	56.66	.95	(2.95)	(2.00)	(.68 )	(.27 )	(.95 )	53.71	(3.36)	19,982.57		.57	1.89
3/31/2022	68.83	.73	(6.38)	(5.65)	(1.11)	(5.41)	(6.52)	56.66	(9.44)	24,887.57		.57	1.08
3/31/2021	43.00	.50	25.56	26.06	(.23 )	—	(.23 )	68.83	60.61	26,751.57		.57	.83
Class F-3:
9/30/2025[5,6]	55.19	.76	10.32	11.08	—	(1.66)	(1.66)	64.61	20.34 [7]	17,237	.47 [8]	.47 [8]	2.54 [8]
3/31/2025	58.90	.82	(.73 )	.09	(.86 )	(2.94)	(3.80)	55.19	.31	15,220.47		.47	1.42
3/31/2024	53.93	.86	6.27	7.13	(1.10)	(1.06)	(2.16)	58.90	13.50	16,782.46		.46	1.58
3/31/2023	56.87	1.00	(2.95)	(1.95)	(.72 )	(.27 )	(.99 )	53.93	(3.25)	15,313.46		.46	1.98
3/31/2022	69.06	.80	(6.40)	(5.60)	(1.18)	(5.41)	(6.59)	56.87	(9.34)	18,026.46		.46	1.19
3/31/2021	43.12	.56	25.66	26.22	(.28 )	—	(.28 )	69.06	60.78	19,700.46		.46	.94
Class 529-A:
9/30/2025[5,6]	54.18	.63	10.13	10.76	—	(1.66)	(1.66)	63.28	20.10 [7]	1,391	.84 [8]	.84 [8]	2.15 [8]
3/31/2025	57.89	.59	(.73 )	(.14 )	(.63 )	(2.94)	(3.57)	54.18	(.06 )	1,209.85		.85	1.03
3/31/2024	53.03	.63	6.17	6.80	(.88 )	(1.06)	(1.94)	57.89	13.04	1,355.87		.87	1.18
3/31/2023	56.00	.78	(2.91)	(2.13)	(.57 )	(.27 )	(.84 )	53.03	(3.66)	1,325.87		.87	1.57
3/31/2022	68.08	.55	(6.29)	(5.74)	(.93 )	(5.41)	(6.34)	56.00	(9.67)	1,487.83		.83	.83
3/31/2021	42.58	.32	25.30	25.62	(.12 )	—	(.12 )	68.08	60.16	1,736.85		.85	.55
Refer to the end of the table(s) for footnote(s).

25	EUPAC Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
9/30/2025[5,6]	$52.21	$.39	$9.73	$10.12	$—	$(1.66)	$(1.66)	$60.67	19.64%[7]	$22	1.63%[8]	1.63%[8]	1.38%[8]
3/31/2025	55.84	.18	(.70 )	(.52 )	(.17 )	(2.94)	(3.11)	52.21	(.81 )	20	1.59	1.59	.32
3/31/2024	51.16	.23	5.93	6.16	(.42 )	(1.06)	(1.48)	55.84	12.19	29	1.63	1.63	.45
3/31/2023	54.10	.40	(2.83)	(2.43)	(.24 )	(.27 )	(.51 )	51.16	(4.40)	38	1.64	1.64	.84
3/31/2022	66.00	.04	(6.08)	(6.04)	(.45 )	(5.41)	(5.86)	54.10	(10.37)	56	1.60	1.60	.06
3/31/2021	41.51	(.08 )	24.57	24.49	—	—	—	66.00	59.00	83	1.60	1.60	(.15 )
Class 529-E:
9/30/2025[5,6]	53.44	.55	9.98	10.53	—	(1.66)	(1.66)	62.31	19.94 [7]	49	1.09 [8]	1.09 [8]	1.90 [8]
3/31/2025	57.14	.45	(.71 )	(.26 )	(.50 )	(2.94)	(3.44)	53.44	(.28 )	43	1.08	1.08	.81
3/31/2024	52.37	.50	6.09	6.59	(.76 )	(1.06)	(1.82)	57.14	12.78	50	1.10	1.10	.96
3/31/2023	55.34	.66	(2.87)	(2.21)	(.49 )	(.27 )	(.76 )	52.37	(3.86)	49	1.09	1.09	1.34
3/31/2022	67.36	.39	(6.23)	(5.84)	(.77 )	(5.41)	(6.18)	55.34	(9.90)	55	1.07	1.07	.59
3/31/2021	42.15	.19	25.04	25.23	(.02 )	—	(.02 )	67.36	59.81	67	1.07	1.07	.34
Class 529-T:
9/30/2025[5,6]	55.12	.70	10.31	11.01	—	(1.66)	(1.66)	64.47	20.23 [7,9]	— [10]	.62 [8,9]	.62 [8,9]	2.35 [8,9]
3/31/2025	58.83	.72	(.72 )	— [11]	(.77 )	(2.94)	(3.71)	55.12	.15 [9]	— [10]	.62 [9]	.62 [9]	1.25 [9]
3/31/2024	53.87	.77	6.27	7.04	(1.02)	(1.06)	(2.08)	58.83	13.33 [9]	— [10]	.62 [9]	.62 [9]	1.42 [9]
3/31/2023	56.83	.90	(2.93)	(2.03)	(.66 )	(.27 )	(.93 )	53.87	(3.41)[9]	— [10]	.62 [9]	.62 [9]	1.80 [9]
3/31/2022	69.01	.69	(6.39)	(5.70)	(1.07)	(5.41)	(6.48)	56.83	(9.49)[9]	— [10]	.62 [9]	.62 [9]	1.03 [9]
3/31/2021	43.12	.46	25.64	26.10	(.21 )	—	(.21 )	69.01	60.54 [9]	— [10]	.63 [9]	.63 [9]	.77 [9]
Class 529-F-1:
9/30/2025[5,6]	54.10	.68	10.12	10.80	—	(1.66)	(1.66)	63.24	20.23 [7,9]	— [10]	.66 [8,9]	.66 [8,9]	2.31 [8,9]
3/31/2025	57.82	.68	(.71 )	(.03 )	(.75 )	(2.94)	(3.69)	54.10	.10 [9]	— [10]	.67 [9]	.67 [9]	1.20 [9]
3/31/2024	52.98	.73	6.16	6.89	(.99 )	(1.06)	(2.05)	57.82	13.25 [9]	— [10]	.68 [9]	.68 [9]	1.36 [9]
3/31/2023	55.93	.86	(2.89)	(2.03)	(.65 )	(.27 )	(.92 )	52.98	(3.48)[9]	— [10]	.66 [9]	.66 [9]	1.75 [9]
3/31/2022	68.03	.66	(6.29)	(5.63)	(1.06)	(5.41)	(6.47)	55.93	(9.52)[9]	— [10]	.65 [9]	.65 [9]	1.00 [9]
3/31/2021	42.54	.56	25.20	25.76	(.27 )	—	(.27 )	68.03	60.52 [9]	— [10]	.63 [9]	.63 [9]	1.07 [9]
Class 529-F-2:
9/30/2025[5,6]	55.06	.71	10.30	11.01	—	(1.66)	(1.66)	64.41	20.25 [7]	263	.58 [8]	.58 [8]	2.38 [8]
3/31/2025	58.77	.74	(.72 )	.02	(.79 )	(2.94)	(3.73)	55.06	.21	215.59		.59	1.29
3/31/2024	53.81	.80	6.27	7.07	(1.05)	(1.06)	(2.11)	58.77	13.36	211.57		.57	1.47
3/31/2023	56.77	.93	(2.94)	(2.01)	(.68 )	(.27 )	(.95 )	53.81	(3.37)	187.58		.58	1.86
3/31/2022	68.94	.71	(6.39)	(5.68)	(1.08)	(5.41)	(6.49)	56.77	(9.46)	196.59		.59	1.06
3/31/2021[5,12]	57.39	.13	11.63	11.76	(.21 )	—	(.21 )	68.94	20.50 [7]	208	.25 [7]	.25 [7]	.19 [7]
Class 529-F-3:
9/30/2025[5,6]	54.99	.74	10.28	11.02	—	(1.66)	(1.66)	64.35	20.30 [7]	— [10]	.52 [8]	.52 [8]	2.48 [8]
3/31/2025	58.71	.81	(.75 )	.06	(.84 )	(2.94)	(3.78)	54.99	.26	— [10]	.52	.52	1.42
3/31/2024	53.76	.92	6.15	7.07	(1.06)	(1.06)	(2.12)	58.71	13.42	— [10]	.53	.53	1.69
3/31/2023	56.72	.94	(2.93)	(1.99)	(.70 )	(.27 )	(.97 )	53.76	(3.35)	— [10]	.53	.53	1.88
3/31/2022	68.89	.76	(6.38)	(5.62)	(1.14)	(5.41)	(6.55)	56.72	(9.38)	— [10]	.52	.52	1.13
3/31/2021[5,12]	57.39	.16	11.62	11.78	(.28 )	—	(.28 )	68.89	20.54 [7]	— [10]	.27 [7]	.22 [7]	.23 [7]
Class R-1:
9/30/2025[5,6]	51.61	.40	9.62	10.02	—	(1.66)	(1.66)	59.97	19.68 [7]	104	1.56 [8]	1.56 [8]	1.44 [8]
3/31/2025	55.30	.18	(.68 )	(.50 )	(.25 )	(2.94)	(3.19)	51.61	(.78 )	93	1.56	1.56	.33
3/31/2024	50.73	.25	5.89	6.14	(.51 )	(1.06)	(1.57)	55.30	12.25	106	1.56	1.56	.50
3/31/2023	53.68	.42	(2.79)	(2.37)	(.31 )	(.27 )	(.58 )	50.73	(4.30)	111	1.56	1.56	.89
3/31/2022	65.57	.07	(6.04)	(5.97)	(.51 )	(5.41)	(5.92)	53.68	(10.34)	135	1.56	1.56	.10
3/31/2021	41.23	(.09 )	24.43	24.34	—	—	—	65.57	59.03	182	1.57	1.57	(.16 )
Refer to the end of the table(s) for footnote(s).

EUPAC Fund	26

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
9/30/2025[5,6]	$52.04	$.41	$9.69	$10.10	$—	$(1.66)	$(1.66)	$60.48	19.67%[7]	$680	1.56%[8]	1.56%[8]	1.45%[8]
3/31/2025	55.75	.17	(.67 )	(.50 )	(.27 )	(2.94)	(3.21)	52.04	(.76 )	637	1.56	1.56	.31
3/31/2024	51.18	.24	5.96	6.20	(.57 )	(1.06)	(1.63)	55.75	12.25	680	1.56	1.56	.47
3/31/2023	54.18	.43	(2.81)	(2.38)	(.35 )	(.27 )	(.62 )	51.18	(4.28)	611	1.52	1.52	.89
3/31/2022	66.17	.07	(6.08)	(6.01)	(.57 )	(5.41)	(5.98)	54.18	(10.32)	639	1.55	1.55	.11
3/31/2021	41.60	(.08 )	24.65	24.57	—	—	—	66.17	59.03	731	1.55	1.55	(.14 )
Class R-2E:
9/30/2025[5,6]	54.02	.50	10.09	10.59	—	(1.66)	(1.66)	62.95	19.86 [7]	76	1.26 [8]	1.26 [8]	1.72 [8]
3/31/2025	57.73	.34	(.70 )	(.36 )	(.41 )	(2.94)	(3.35)	54.02	(.48 )	64	1.27	1.27	.61
3/31/2024	52.90	.42	6.15	6.57	(.68 )	(1.06)	(1.74)	57.73	12.59	67	1.27	1.27	.78
3/31/2023	55.91	.58	(2.90)	(2.32)	(.42 )	(.27 )	(.69 )	52.90	(4.03)	63	1.27	1.27	1.17
3/31/2022	67.96	.27	(6.31)	(6.04)	(.60 )	(5.41)	(6.01)	55.91	(10.09)	71	1.27	1.27	.40
3/31/2021	42.60	.08	25.28	25.36	—	—	—	67.96	59.50	105	1.27	1.27	.14
Class R-3:
9/30/2025[5,6]	53.44	.55	9.97	10.52	—	(1.66)	(1.66)	62.30	19.95 [7]	1,553	1.11 [8]	1.11 [8]	1.88 [8]
3/31/2025	57.13	.44	(.71 )	(.27 )	(.48 )	(2.94)	(3.42)	53.44	(.33 )	1,374	1.11	1.11	.79
3/31/2024	52.36	.50	6.08	6.58	(.75 )	(1.06)	(1.81)	57.13	12.75	1,650	1.11	1.11	.95
3/31/2023	55.32	.66	(2.88)	(2.22)	(.47 )	(.27 )	(.74 )	52.36	(3.89)	1,722	1.11	1.11	1.34
3/31/2022	67.33	.36	(6.22)	(5.86)	(.74 )	(5.41)	(6.15)	55.32	(9.93)	2,185	1.11	1.11	.55
3/31/2021	42.15	.17	25.01	25.18	—	—	—	67.33	59.74	2,838	1.12	1.12	.29
Class R-4:
9/30/2025[5,6]	53.63	.64	10.01	10.65	—	(1.66)	(1.66)	62.62	20.12 [7]	2,596	.81 [8]	.81 [8]	2.20 [8]
3/31/2025	57.33	.61	(.72 )	(.11 )	(.65 )	(2.94)	(3.59)	53.63	(.03 )	2,432.81		.81	1.08
3/31/2024	52.53	.66	6.10	6.76	(.90 )	(1.06)	(1.96)	57.33	13.08	3,161.81		.81	1.24
3/31/2023	55.46	.80	(2.87)	(2.07)	(.59 )	(.27 )	(.86 )	52.53	(3.59)	3,665.81		.81	1.64
3/31/2022	67.49	.56	(6.25)	(5.69)	(.93 )	(5.41)	(6.34)	55.46	(9.67)	4,701.81		.81	.85
3/31/2021	42.19	.34	25.08	25.42	(.12 )	—	(.12 )	67.49	60.24	6,256.81		.81	.60
Class R-5E:
9/30/2025[5,6]	54.62	.71	10.21	10.92	—	(1.66)	(1.66)	63.88	20.25 [7]	769	.61 [8]	.61 [8]	2.38 [8]
3/31/2025	58.33	.72	(.72 )	— [11]	(.77 )	(2.94)	(3.71)	54.62	.16	687.62		.62	1.26
3/31/2024	53.42	.77	6.21	6.98	(1.01)	(1.06)	(2.07)	58.33	13.33	790.62		.62	1.44
3/31/2023	56.37	.90	(2.92)	(2.02)	(.66 )	(.27 )	(.93 )	53.42	(3.42)	892.62		.62	1.80
3/31/2022	68.47	.76	(6.41)	(5.65)	(1.04)	(5.41)	(6.45)	56.37	(9.49)	1,108.62		.62	1.12
3/31/2021	42.77	.47	25.44	25.91	(.21 )	—	(.21 )	68.47	60.54	2,241.61		.61	.81
Class R-5:
9/30/2025[5,6]	55.06	.75	10.28	11.03	—	(1.66)	(1.66)	64.43	20.29 [7]	2,452	.51 [8]	.51 [8]	2.50 [8]
3/31/2025	58.76	.81	(.74 )	.07	(.83 )	(2.94)	(3.77)	55.06	.27	2,284.51		.51	1.39
3/31/2024	53.80	.84	6.25	7.09	(1.07)	(1.06)	(2.13)	58.76	13.44	3,527.52		.52	1.56
3/31/2023	56.74	.97	(2.94)	(1.97)	(.70 )	(.27 )	(.97 )	53.80	(3.31)	4,113.51		.51	1.94
3/31/2022	68.92	.78	(6.40)	(5.62)	(1.15)	(5.41)	(6.56)	56.74	(9.40)	5,208.51		.51	1.16
3/31/2021	43.04	.53	25.61	26.14	(.26 )	—	(.26 )	68.92	60.74	7,032.51		.51	.90
Class R-6:
9/30/2025[5,6]	55.13	.76	10.30	11.06	—	(1.66)	(1.66)	64.53	20.32 [7]	64,277	.47 [8]	.47 [8]	2.55 [8]
3/31/2025	58.84	.82	(.73 )	.09	(.86 )	(2.94)	(3.80)	55.13	.34	60,748.47		.47	1.41
3/31/2024	53.87	.86	6.27	7.13	(1.10)	(1.06)	(2.16)	58.84	13.48	68,158.46		.46	1.59
3/31/2023	56.81	.99	(2.94)	(1.95)	(.72 )	(.27 )	(.99 )	53.87	(3.25)	69,331.46		.46	1.97
3/31/2022	69.00	.80	(6.40)	(5.60)	(1.18)	(5.41)	(6.59)	56.81	(9.35)	79,147.46		.46	1.19
3/31/2021	43.08	.56	25.64	26.20	(.28 )	—	(.28 )	69.00	60.78	91,476.46		.46	.94
Refer to the end of the table(s) for footnote(s).

27	EUPAC Fund

Financial highlights (continued)

	Six months ended September 30, 2025[5,6,7]	Year ended March 31,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[13]	27%	35%	30%	34%	29%	32%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Amount less than $.01.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

EUPAC Fund	28

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

29	EUPAC Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through November 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through March 31, 2025. They generally placed greater emphasis on investment results over longer-term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

EUPAC Fund	30

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

31	EUPAC Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUPAC Fund

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: November 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: November 28, 2025

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: November 28, 2025